INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, not subject to expiration		$ 152.2
Federal and state research and development tax credit carryforwards	$ 11.1
Federal tax
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	197.7	79.6
State and local jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 184.2	$ 80.8